Revenues	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenues

19. REVENUES

	2017	2016	2015
Sales (1)	261,072	216,644	159,387
Production incentive program (2)	—	—	1,988
Revenues from construction contracts	710	778	455
Turnover tax	(8,969)	(7,322)	(5,694)

	252,813	210,100	156,136

(1)	Includes 12,840, 16,757 and 12,345 for the years ended December 2017, 2016 and 2015, respectively, associated with revenues related to the natural gas additional injection stimulus program created by Resolution No. 1/2013 of the Planning and Strategic Coordination Commission of the National Plan of Hydrocarbons Investment. See Note 31.
(2)	See Note 31.